Share-Based Compensation	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
Note 10—Share-Based Compensation
(A) RSL 2021 Equity Incentive Plan
In September 2021, in connection with the Business Combination, the board of directors of RSL approved and adopted the 2021 Equity Incentive Plan (the “RSL 2021 EIP”) and reserved 69,300,000 shares of common stock for issuance thereunder. The RSL 2021 EIP became effective immediately upon the closing of the Business Combination. The number of shares of common stock reserved for issuance under the RSL 2021 EIP will be increased annually on April 1 of each year during the term of the plan in an amount equal to the lesser of (i) 5% of the common shares outstanding as of the day of immediately preceding fiscal year and (ii) such number of common shares as determined by the board of directors of RSL in its discretion. Unless terminated sooner by the board of directors, the RSL 2021 EIP will automatically terminate on the day before the tenth anniversary of the effective date of the plan, being September 29, 2021. The Company’s employees, directors and consultants are eligible to receive non-qualified
and incentive stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock awards under the plan. Generally, each option will have an exercise price equal to the fair market value of the Company’s common shares on the date of grant and a ten-year
contractual term. For grants of incentive stock options, if the grantee owns, or is deemed to own, 10% or more of the total voting power of the Company, then the exercise price shall be 110% of the fair market value of the Company’s common shares on the date of grant and the option will have a five-year contractual term. Options that are forfeited or expire are available for future grants. As of September 30, 2021, no grants have been made under the RSL 2021 EIP.
(B) RSL 2015 Equity Incentive Plan
Effective as of the closing of the Business Combination, no further awards will be granted under the RSL Amended and Restated 2015 Equity Incentive Plan (the “RSL 2015 EIP”). Any awards outstanding under the 2015 EIP as of the closing of the Business Combination remain subject to the terms of the RSL 2015 EIP and the applicable award agreement.
(C) Stock Options
The Company recorded share-based compensation expense of $12.3 million and $22.6 million for the three and six months ended September 30, 2021, respectively, and $8.0 million and $15.8 million for the three and six months ended September 30, 2020, respectively, related to stock options issued under the RSL 2015 EIP.
A summary of stock option activity and data under the RSL 2015 EIP for the six months ended September 30, 2021 is as follows:

	Number of Stock Options	Weighted Average Exercise Price
Stock options outstanding at March 31, 2021	27,474,942	$9.10
Granted	11,115,465	$10.00
Forfeited	(901,325)	$11.59

Stock options outstanding at September 30, 2021	37,689,082	$9.30

Stock options exercisable at September 30, 2021	18,999,834	$7.96

(D) Restricted Stock Units
Restricted stock units will generally vest upon the achievement of both time-based service requirements and liquidity requirements on or before the grant expiration date. Certain restricted stock units have also been granted that will vest upon the achievement of development milestones and liquidity requirements. The liquidity event requirement was met upon closing of the Business Combination. Accordingly, the Company commenced recognition of share-based compensation expense for the restricted stock units on September 30, 2021. The Company recorded share-based compensation expense of $90.3 million for the three and six months ended September 30, 2021 related to restricted stock units issued under the RSL 2015 EIP. No share-based compensation expense was recorded during the three and six months ended September 30, 2020 as the liquidity event requirement had not been met and was deemed not probable of being met as of September 30, 2020.
A summary of restricted stock units under the RSL 2015 EIP is as follows:

Number of Restricted Stock Units
Non-vested balance at March 31, 2021	6,708,799
Granted	18,369,012
Vested	(2,741,290)
Forfeited	(796,753)

Non-vested balance at September 30, 2021	21,539,768

Restricted stock units that have vested as of closing of the Business Combination and at any time prior to the expiration of the lockup are expected to be settled on the first business day immediately following expiration of the lock-up
period (but in no event later than June 15, 2022). The
lock-up
is expected to expire on or about March 30, 2022.
(E) Performance Stock Options
Performance stock options (the “Performance Options”) will vest upon the achievement of both time-based service requirements and liquidity requirements on or before the grant expiration date of March 31, 2026. The liquidity event requirement was met upon closing of the Business Combination. Accordingly, the Company commenced recognition of share-based compensation expense for the Performance Options on September 30, 2021. The Company recorded share-based compensation expense of $262.5 million for the three and six months ended September 30, 2021 related to Performance Options issued under a special reserve of the RSL 2015 EIP (the “Special Reserve”) for the granting of Performance Options and capped value appreciation rights. No share-based compensation expense was recorded during the three and six months ended September 30, 2020 as the liquidity event requirement had not been met and was deemed not probable of being met as of September 30, 2020
.
A summary of Performance Option activity and data under the RSL 2015 EIP for the three months ended September 30, 2021 is as follows:

	Number of Performance Options	Weighted Average Exercise Price
Performance Options outstanding at March 31, 2021	42,212,366	$13.30
Granted	—	$—
Forfeited	—	$—

Performance Options outstanding at September 30, 2021	42,212,366	$13.30

Performance Options exercisable at September 30, 2021	18,467,931	$13.30

(F) Capped Value Appreciation Rights
Capped value appreciation rights (“CVARs”) will vest upon the achievement of both time-based service requirements and liquidity requirements on or before the grant expiration date of March 31, 2026. At settlement, each CVAR pays the excess in shares of (a) the lesser of (i) the fair market value of a common share as of the settlement date or (ii) the cap of $12.68, over (b) the hurdle price of either $6.40 or $11.50, as applicable to each grant. The liquidity event requirement was met upon closing of the Business Combination. Accordingly, the Company commenced recognition of share-based compensation expense for the CVARs on September 30, 2021. The Company recorded share-based compensation expense of $17.9 million for the three and six months ended September 30, 2021 related to CVARs issued under the Special Reserve. No share-based compensation expense was recorded during the three and six months ended September 30, 2020 as the liquidity event requirement had not been met and was deemed not probable of being met as of September 30, 2020.
A summary of CVARs under the RSL 2015 EIP is as follows:

Number of CVARs
Non-vested balance at March 31, 2021	32,447,626
Granted	—
Vested	(14,195,849)
Forfeited	—

Non-vested balance at September 30, 2021	18,251,777

CVARs that have vested as of closing of the Business Combination and at any time prior to the expiration of the lockup are expected to be settled on the first business day immediately following expiration of the lock-up
period (but in no event later than June 15, 2022). The
lock-up
is expected to expire on or about March 30, 2022.
(G) RSL 2015 Restricted Stock Unit Plan
Under the Amended and Restated RSL 2015 Restricted Stock Unit Plan (the “pRSU Plan”), as of September 30, 2021, there are
585,229

of the Company’s common shares reserved for the granting under the pRSU Plan of restricted stock units (“Performance RSUs”) to the Company’s employees, officers, directors and consultants. The Performance RSUs expire eight years
after the date of grant. Effective as of the closing of the Business Combination, no further awards will be granted under the pRSU Plan. Any awards outstanding under the pRSU Plan as of the closing of the Business Combination remain subject to the terms of the pRSU Plan and the applicable award agreement.
A summary of Performance RSU activity under the pRSU Plan is as follows:

Number of Performance RSUs
Non-vested balance at March 31, 2021	585,229
Granted	—
Forfeited	—

Non-vested balance at September 30, 2021	585,229

These Performance RSUs will vest to the extent certain performance criteria are achieved and certain liquidity conditions are satisfied within specified years of the grant date, provided that the recipient has provided continued service through such date. The liquidity event requirement was met upon closing of the Business Combination. Accordingly, the Company commenced recognition of share-based compensation expense for the Performance RSUs on September 30, 2021. The Company recorded share-based compensation expense of $2.2 million for the three and six months ended September 30, 2021 related to the Performance RSUs issued under the pRSU Plan. No share-based compensation expense was recorded during the three and six months ended September 30, 2020 as the liquidity event requirement had not been met and was deemed not probable of being met as of September 30, 2020.
(H) RSL Restricted Common Stock
A summary of RSL restricted common stock activity as of September 30, 2021 is as follows:

Number of Restricted Common Stock
Non-vested balance at March 31, 2021	1,720,090
Granted	—
Forfeited	—

Non-vested balance at September 30, 2021	1,720,090

The Company recorded share-based compensation expense of $0.8 million and $1.6 million for the three and six months ended September 30, 2021, respectively, related to the RSL restricted common stock. The RSL restricted common stock will vest upon the achievement of time-based service requirements.
(I) Employee Stock Purchase Plan
In September 2021, the Company adopted the Roivant Sciences Ltd. Employee Stock Purchase Plan (the “RSL ESPP”), which provides for the granting of an option to purchase common shares of RSL to eligible employees, as defined by the RSL ESPP. The maximum number of common shares initially reserved and available for purchase under the RSL ESPP is 13,900,000. The total number of common shares available for purchase under the RSL ESPP will be increased annually on April 1 of each year during the term of the plan in an amount equal to the least of (i) 13,900,000 common shares, (ii) one percent of the aggregate number of common shares outstanding (on a fully diluted basis) on the last day of the immediately preceding Company fiscal year and (iii) such lesser number of common shares as determined by the board of directors; provided that the maximum number of common shares that may be issued under the RSL ESPP during the term of the plan is 147,447,650 common shares. As of September 30, 2021, no shares have been purchased under the RSL ESPP.
(J) Subsidiary Equity Incentive Plans
Certain wholly owned and majority-owned or controlled subsidiaries of RSL adopt their own equity incentive plan (“EIP”). Each EIP is generally structured so that the applicable subsidiary, and its affiliates’ employees, directors, officers and consultants are eligible to receive non-qualified
and incentive stock options, stock appreciation rights, restricted share awards, restricted stock unit awards, and other share awards under their respective EIP. Standard option grants have time-based vesting requirements, generally vesting over a period of four years with a contractual term of ten years. Such time-based stock options use the Black-Scholes option pricing model. Standard restricted stock unit grants have time-based vesting requirements as well as liquidity event requirements for privately held subsidiaries. The grant date fair value of awards subject to market conditions is estimated using a Monte Carlo valuation model.
The Company recorded share-based compensation expense of $11.3 million and $19.5 million for the three and six months ended September 30, 2021, respectively, and $5.9 million and $12.4 million for the three and six months ended September 30, 2020, respectively, related to subsidiary EIPs.
(K) Share-Based Compensation Expense
Share-based compensation expense was as follows (in thousands):

	Three Months Ended September 30,		Six Months Ended September 30,
	2021	2020	2021	2020
Share-based compensation expense recognized as:
R&D expenses	$28,157	$1,887	$29,772	$3,006
G&A expenses	369,155	12,027	386,809	25,186

Total	$397,312	$13,914	$416,581	$28,192

Share-based compensation expense was included in R&D and G&A expenses in the accompanying condensed consolidated statements of operations. The classification of share-based compensation expense between R&D and G&A expenses in the accompanying condensed consolidated statements of operations is consistent with the classification of grantee’s salary expense. The achievement of the liquidity event vesting condition for restricted stock units, Performance Options, and CVARs upon the closing of the Business Combination resulted in the recognition of a one-time
catch-up
expense of $372.9 million relating to cumulative service rendered between the grant date of the respective awards and completion of the Business Combination.

Note 11—Share-Based Compensation
(A) RSL 2015 Equity Incentive Plan
As of March 31, 2021, 66,717,360

of the Company’s common shares (the “Share Reserve”) are reserved for issuance under the RSL Amended and Restated 2015 Equity Incentive Plan (the “RSL 2015 EIP”). At March 31, 2021, a total of 30,129,783 common shares are available for future grants under the RSL 2015 EIP. The Company’s employees, directors, and consultants are eligible to receive nonstatutory and incentive stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock awards under the RSL 2015 EIP.
As of March 31, 2021, an aggregate of 77,714,699

of the Company’s common shares (the “Special Reserve”) were reserved for the granting under RSL 2015 EIP of performance stock options (“Performance Options”) and capped value appreciation rights (“CVARs”) to the Company’s employees, directors and consultants. At March 31, 2021, there are no common shares available for future grant under the Special Reserve.
Stock Options
For the years ended March 31, 2021 and 2020, the Company recorded share-based compensation expense related to stock options issued under the RSL 2015 EIP to employees and directors of approximately $32.3 million and $31.8 million, respectively, and was included in research and development and general and administrative expenses in the accompanying consolidated statements of operations.
At March 31, 2021, total unrecognized compensation expense related to non-vested
stock options was approximately $70.8 million and is expected to be recognized over the remaining weighted-average service period of 2.96 years.
The Company estimated the fair value of each stock option on the date of grant using the Black-Scholes closed form option-pricing model applying the weighted average assumptions in the following table.

	Years Ended March 31,
Assumptions	2021	2020
Expected stock price volatility	74.84%	66.47%
Expected risk free interest rate	0.43%	2.27%
Expected term, in years	6.25	6.72
Expected dividend yield	—%	—%
A summary of stock option activity and data under the RSL 2015 EIP for the year ended March 31, 2021 is as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Stock options outstanding at March 31, 2020	23,926,758	$8.38	$5.65	7.93
Granted	4,338,396	$13.23	$8.67
Forfeited/Canceled	(790,212)	$10.21	$6.78

Stock options outstanding at March 31, 2021	27,474,942	$9.10	$6.12	7.26

Stock options exercisable at March 31, 2021	16,193,146	$7.35	$5.11	6.49

At March 31, 2021 and 2020, there were 16,193,146 and 12,067,511 vested stock options, respectively. Additional information regarding stock options is set forth below (in thousands, except per share data).

	Years Ended March 31,
	2021	2020
Grant date fair value of stock options vested	$25,711	$33,789
Weighted-average grant date fair value per share of stock options granted	$8.67	$7.05
Restricted Stock Units
Restricted stock units will vest upon the achievement of both time-based service requirements and liquidity requirements on or before the grant expiration date. Restricted stock units expire eight years after the date of grant. During the year ended March 31, 2021, the Company recorded no share-based compensation expense related to these restricted stock units as the liquidity event requirement had not been met and was deemed not probable of being met. At March 31, 2021, there was approximately $83.8 million of unrecognized compensation expense related to non-vested
restricted stock units. The Company will recognize the expense upon achievement of both the time-based service requirement and liquidity requirements through the requisite service period.
A summary of restricted stock units under the RSL 2015 EIP is as follows:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	2,949,911	$11.11
Granted	4,255,277	$13.39
Forfeited	(496,389)	$12.43

Non-vested balance at March 31, 2021	6,708,799	$12.48

Performance Options
Performance Options will vest upon the achievement of both time-based service requirements and liquidity requirements on or before the grant expiration date of March 31, 2026. During the year ended March 31, 2021, the Company recorded no share-based compensation expense related to these Performance Options as the liquidity event requirement had not been met and was deemed not probable of being met. At March 31, 2021, there was approximately $337.8 million of unrecognized compensation expense related to non-vested
Performance Options. The Company will recognize the expense upon achievement of both the time-based service requirement and liquidity requirements through the requisite service period.
The Company estimated the fair value of each Performance Option on the date of grant using the Black-Scholes closed form option-pricing model applying the weighted average assumptions in the following table.

Year Ended March 31,
Assumptions	2020
Expected stock price volatility	73.60%
Expected risk free interest rate	0.62%
Expected term	6 years
Expected dividend yield	—%
A summary of Performance Option activity and data under the RSL 2015 EIP for the year ended March 31, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Performance Options outstanding at March 31, 2020	42,485,108	$13.32	$8.13	6.00
Granted	—	$—	$—
Forfeited	(272,742)	$15.85	$7.58

Performance Options outstanding at March 31, 2021	42,212,366	$13.30	$8.01	5.00

No Performance Options were exercisable at March 31, 2021.
CVARs
CVARs will vest upon the achievement of both time-based service requirements and liquidity requirements on or before the grant expiration date of March 31, 2026. At settlement, each CVAR pays in common shares the excess of (a) the lesser of (i) the fair market value of a common share as of the settlement date or (ii) the cap of $12.68, over (b) the hurdle price of either $6.40 or $11.50, as applicable to each grant. During the year ended March 31, 2021, the Company recorded no share-based compensation expense related to these CVARs as the liquidity event requirement had not been met and was deemed not probable of being met. At March 31, 2021, there was approximately $23.0 million of unrecognized compensation expense related to non-vested
CVARs. The Company will recognize the expense upon achievement of both the time-based service requirement and liquidity requirements through the requisite service period.

A summary of CVARs under the RSL 2015 EIP is as follows:

	Number of CVARs	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	32,447,626	$0.72
Granted	—	$—
Forfeited	—	$—

Non-vested balance at March 31, 2021	32,447,626	$0.72

(B) RSL 2015 Restricted Stock Unit Plan
Under the Amended and Restated RSL 2015 Restricted Stock Unit Plan (the “pRSU Plan”), as of March 31, 2021, there are 585,229 of the Company’s common shares reserved for issuance in connection with pRSUs that may be granted to employees, officers, directors and consultants of the Company under the pRSU Plan. The pRSUs expire eight years after the date of grant. At March 31, 2021, none of the Company’s common shares were reserved for future grants under this plan.
As part of the Roivant Equity Repurchase, 49,875,513

existing pRSUs were surrendered and exchanged for newly issued Performance Options and CVARs issued under an amended and restated RSL 2015 EIP (see above), of which approximately 11.23% were then immediately purchased by the Company, during the year ended March 31, 2020. Refer to Note 10, “Shareholders’ Equity and Redeemable Noncontrolling Interest” for additional detail regarding the Roivant Equity Repurchase.
A summary of pRSU activity under the pRSU Plan is as follows:

	Number of pRSUs	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	780,831	$4.76
Granted	—	$—
Forfeited	(195,602)	$4.76

Non-vested balance at March 31, 2021	585,229	$4.76

These pRSUs will vest to the extent certain performance criteria are achieved and certain liquidity conditions are satisfied within specified years of the grant date, provided that the recipient has provided continued service through such date. As of March 31, 2021, the performance conditions had not been met and were deemed not probable of being met. During the year ended March 31, 2021, the Company recorded no share-based compensation expense related to these pRSUs. During the year ended March 31, 2020, the Company recorded $12.3 million of share-based compensation expense relating to cash payments made for the purchase of a portion of the Performance Options and CVARs issued in replacement of pRSUs. At March 31, 2021, there was approximately $2.8 million of unrecognized compensation expense related to non-vested
pRSUs. The Company will recognize the expense upon achievement of the performance and liquidity conditions through the requisite service period.

(C) RSL Restricted Common Stock
A summary of RSL restricted common stock activity as of March 31, 2021 is as follows:

	Number of Restricted Common Stock	Weighted Average Grant Date Fair Value
Non-vested balance at March 31, 2020	—	$—
Granted	1,720,090	$13.16
Vested	—	$—
Forfeited	—	$—

Non-vested balance at March 31, 2021	1,720,090	$13.16

For the year ended March 31, 2021, the Company recorded share-based compensation expense of $0.1 million in relation to the RSL restricted common stock. At March 31, 2021, total unrecognized compensation expense related to non-vested
restricted common stock was approximately $6.9 million and is expected to be recognized over the remaining weighted-average service period of 3.39 years. $15.6 million of the fair value associated with these restricted common stock was attributed to precombination service. Refer to Note 4, “Asset Acquisitions and License Agreements.”
(D) Subsidiary Equity Incentive Plans
Certain wholly owned and majority-owned or controlled subsidiaries of RSL adopt their own equity incentive plan (“EIP”). Each EIP is generally structured so that the applicable subsidiary, and its affiliates’ employees, directors, officers and consultants are eligible to receive non-qualified
and incentive stock options, stock appreciation rights, restricted share awards, restricted stock unit awards, and other share awards under their respective EIP. Standard option grants have time-based vesting requirements, generally vesting over a period of four years with a contractual term of ten years. Such time-based stock options use the Black-Scholes option pricing model. The grant date fair value of awards subject to market conditions is estimated using a Monte Carlo valuation model. For the years ended March 31, 2021 and 2020, the Company recorded share-based compensation expense of $29.1 million and $22.1 million, respectively, in relation to subsidiary EIPs.
(E) Share-Based Compensation Expense
Share-based compensation expense from continuing operations was as follows (in thousands):

	Years Ended March 31,
	2021	2020
Share-based compensation expense recognized as:
R&D expenses	$22,637	$7,738
G&A expenses	62,321	60,013

Total	$84,958	$67,751

The classification of share-based compensation expense between R&D and G&A expenses in the accompanying consolidated statements of operations is consistent with the classification of grantee’s salary expense.